Share-based Compensation - Somos - Anglo (Predecessor) (Details) R$ / shares in Units, R$ in Thousands	9 Months Ended		12 Months Ended
	Oct. 10, 2018 BRL (R$) item R$ / shares		Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2017 BRL (R$) item R$ / shares	Dec. 31, 2016 R$ / shares	Dec. 31, 2015 R$ / shares	Dec. 31, 2014 R$ / shares
Consolidated changes in quantity of share under the plan
Opening Balance of share units | shares
Settled during the period | shares			(411,404)
Closing Balance of share units | shares			932,603
Effects on Consolidated Statement of Profit or Loss | R$			R$ 63,331
Somos - Anglo (Predecessor)
Share-based compensation
Percentage of the Cogna Group’s total share capital under the plan			5.00%
Perecentage of total equity per year granted under share based compensation plan			1.00%
Number of shares to be wholly settled with the delivery of the shares | shares			13,062,883
Share price at estimated grant date R$ | R$ / shares	R$ 22.60			R$ 21.69	R$ 14.35	R$ 9.47	R$ 12.33
Vesting period	5 years			5 years	5 years	5 years	5 years
Consolidated changes in quantity of share under the plan
Opening Balance of share units	949,236
Closing Balance of share units	2,356,355	[1]		949,236
Effects on Consolidated Statement of Profit or Loss | R$	R$ 69,119			R$ 5,591
Somos - Anglo (Predecessor) | Equity Settled
Consolidated changes in quantity of share under the plan
Opening Balance of share units	949,236
Closing Balance of share units	451,825	[1]		949,236
Weighted averagesprice of settled shares | R$ / shares	R$ 11.51
Somos - Anglo (Predecessor) | Cash Settled
Consolidated changes in quantity of share under the plan
Opening Balance of share units
Closing Balance of share units	1,904,530	[1]
Weighted averagesprice of settled shares | R$ / shares	R$ 23.75
Somos - Anglo (Predecessor) | Original Terms
Consolidated changes in quantity of share under the plan
Granted during the period	172,430
Settled during the period	(558,364)
Somos - Anglo (Predecessor) | Original Terms | Equity Settled
Consolidated changes in quantity of share under the plan
Granted during the period	172,430
Settled during the period	(558,364)
Somos - Anglo (Predecessor) | Original Terms | Cash Settled
Consolidated changes in quantity of share under the plan
Granted during the period
Settled during the period
Somos - Anglo (Predecessor) | Amended Terms [Member]
Consolidated changes in quantity of share under the plan
Granted during the period	1,793,053
Reclassified
Somos - Anglo (Predecessor) | Amended Terms [Member] | Equity Settled
Consolidated changes in quantity of share under the plan
Granted during the period
Reclassified	(111,477)
Somos - Anglo (Predecessor) | Amended Terms [Member] | Cash Settled
Consolidated changes in quantity of share under the plan
Granted during the period	1,793,053
Reclassified	111,477

[1]	With the effective transfer of the control of Somos Group to SABER Serviços Educacionais S.A. (“SABER”), indirect subsidiary of Cogna Educação S.A, on October 11, 2018, all shares granted and undelivered were settled by Somos Group (see Note 30).